Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2020
Disclosure Significant Accounting Policies [Line Items]
Changes in accounting policies, comparability and adjustments

b) Changes in accounting policies, comparability and other adjustments

New or amended accounting standards

Adoption of hedge accounting requirements of IFRS 9, Financial Instruments

Effective from 1 January 2020, UBS has prospectively adopted the hedge accounting requirements of IFRS 9, Financial Instruments, for all of its existing hedge accounting programs, except for fair value hedges of portfolio interest rate risk, which, as permitted under IFRS 9, continue to be accounted for under IAS 39, Financial Instruments: Recognition and Measurement.

The adoption of these requirements has not changed any of the hedge designations disclosed in the Annual Report 2019 with only minor amendments to hedge documentation and hedge effectiveness testing methodologies required to make them compliant with IFRS 9. The adoption had no financial effect on UBS’s financial statements. However, starting on 1 January 2020, UBS began to designate cross-currency swaps as Fair value hedges of foreign exchange risk related to debt instruments and utilized the cost of hedging approach introduced by IFRS 9.

›Refer to Note 1a item 2j for more information about the Group’s hedge accounting policies under IFRS 9 and Note 25 for more information about Fair value hedges of foreign exchange risk related to debt instruments

Other changes to accounting policies

Other changes to financial reporting

Modification of deferred compensation awards

During 2020, UBS modified the terms of certain outstanding deferred compensation awards granted for performance years 2015 through 2019 by removing the requirement to provide future service for qualifying employees. These awards remain subject to forfeiture if certain non-vesting conditions are not satisfied. As a result, UBS recognized an expense of USD 359 million in the third quarter of 2020, of which USD 314 million was recorded within Variable compensation – performance awards, USD 24 million within Social security and USD 21 million within Other personnel expenses, with a USD 212 million increase in compensation-related liabilities for cash-settled awards and social security-related accruals, and a USD 147 million increase in share premium for equity-settled awards. The full year effect was an expense of approximately USD 280 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 20 million within Other personnel expenses, with increases of approximately USD 170 million in compensation-related liabilities for cash-settled awards and social security-related accruals and approximately USD 110 million in share premium for equity-settled awards.

Outstanding deferred compensation awards granted to Group Executive Board members, those granted under the Long-Term Incentive Plan, as well as those granted to financial advisors in the US, were not affected by these changes.

Restatement of compensation-related liabilities

During 2020, UBS restated its balance sheet and statement of changes in equity as of 1 January 2018 to correct a USD 43 million liability understatement in connection with a legacy Global Wealth Management deferred compensation plan, with the effects presented in the table below. The restatement resulted from a correction of an actuarial calculation associated with compensation-related liabilities. The effects of the understatement were not material to prior-year financial statements; however, such effects would have been material to the quarterly reporting period in which the understatement was identified and therefore prior years were restated. The restatement had no effect on Net profit / (loss) or basic and diluted earnings per share for the current period or for any comparative periods.

	31.12.19			31.12.18			1.1.18
USD million	As reported	Effect	Restated	As reported	Effect	Restated	As reported	Effect	Restated

Balance sheet assets
Deferred tax assets	9,537	11	9,548	10,105	11	10,116	10,184	11	10,195
Total assets	972,183	11	972,194	958,489	11	958,500	938,788	11	938,799

Balance sheet liabilities
Other non-financial liabilities	8,794	43	8,837	9,022	43	9,065	9,443	43	9,486
of which: Compensation-related liabilities	6,812	43	6,855	7,278	43	7,321	7,873	43	7,916
of which: financial advisor compensation plans	1,463	43	1,506	1,458	43	1,501	Not disclosed
Total liabilities	917,476	43	917,519	905,386	43	905,429	886,851	43	886,894

Equity
Retained earnings	34,154	(32)	34,122	30,448	(32)	30,416	25,389	(32)	25,357
Equity attributable to shareholders	54,533	(32)	54,501	52,928	(32)	52,896	51,879	(32)	51,847
Total equity	54,707	(32)	54,675	53,103	(32)	53,071	51,938	(32)	51,906
Total liabilities and equity	972,183	11	972,194	958,489	11	958,500	938,788	11	938,799

Segment reporting

Effective from 1 January 2020, UBS no longer discloses a detailed cost breakdown by financial statement line item within its segment reporting disclosures provided in Note 2. The modified approach of presenting operating expenses for each division aligns the reporting with the way that UBS manages its cost base. This change has no effect on the income statement, or on the net profit of any business division.

Presentation of interest income and expense from financial instruments measured at fair value through profit or loss

Effective from 1 January 2020, UBS presents interest income and interest expense from financial instruments measured at fair value through profit or loss on a net basis, in line with how UBS assesses and reports interest and in accordance with IFRS. This presentation change has no effect on Net interest income or on Net profit / (loss) attributable to shareholders. Prior periods have been aligned with this change in presentation. Further information about net interest income from financial instruments measured at fair value through profit or loss is provided in Note 3.

IFRSs and interpretations to be adopted and other adjustments

c) International Financial Reporting Standards and Interpretations to be adopted in 2021 and later and other changes

Amendments to IAS 39, IFRS 9 and IFRS 7 (Interest Rate Benchmark Reform – Phase 2)

In August 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 addressing a number of issues in financial reporting areas that arise when IBOR rates are reformed or replaced.

The amendments provide a practical expedient which permits certain changes in the contractual cash flows of debt instruments attributable to the replacement of IBOR rates with alternative risk-free interest rates (RFRs) to be accounted for prospectively by updating the instrument’s EIR.

In terms of hedge accounting, the amendments provide relief from discontinuing hedge relationships because of changes resulting from the replacement of IBOR rates and temporary relief from having to ensure that the designated RFR risk component is separately identifiable. Additionally, the amendments do not require remeasurement or immediate release to the income statement of the accumulated amounts resulting from IBOR hedges upon the change to RFRs.

Furthermore, the amendments introduce additional disclosure requirements covering any new risks arising from the reforms and how the transition to alternative benchmark rates is managed.

UBS will adopt these amendments on 1 January 2021 and does not expect a material effect on the Group’s financial statements.

›Refer to Note 25 for more information

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts, which sets out the accounting requirements for contractual rights and obligations that arise from insurance contracts issued and reinsurance contracts held. IFRS 17 is effective from 1 January 2023. UBS is assessing the standard, but does not expect it to have a material effect on the Group’s financial statements.

Amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to help improve accounting policy disclosures and distinguish changes in accounting estimates from changes in accounting policies. These amendments are effective from 1 January 2023, with early application permitted. UBS is currently assessing the effect on the Group’s financial statements.

Annual Improvements to IFRS Standards 2018–2020 Cycle and narrow-scope amendments to IFRS 3, Business Combinations, and IAS 37, Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued several narrow-scope amendments to a number of standards as well as Annual Improvements to IFRS Standards 2018–2020 Cycle. These minor amendments are effective from 1 January 2022. UBS is currently assessing the effect on the Group’s financial statements.

UBS AG
Disclosure Significant Accounting Policies [Line Items]
Changes in accounting policies, comparability and adjustments

b) Changes in accounting policies, comparability and other adjustments

New or amended accounting standards

Adoption of hedge accounting requirements of IFRS 9, Financial Instruments

Effective from 1 January 2020, UBS AG has prospectively adopted the hedge accounting requirements of IFRS 9, Financial Instruments, for all of its existing hedge accounting programs, except for fair value hedges of portfolio interest rate risk, which, as permitted under IFRS 9, continue to be accounted for under IAS 39, Financial Instruments: Recognition and Measurement.

The adoption of these requirements has not changed any of the hedge designations disclosed in the Annual Report 2019 with only minor amendments to hedge documentation and hedge effectiveness testing methodologies required to make them compliant with IFRS 9. The adoption had no financial effect on UBS AG’s financial statements. However, starting on 1 January 2020, UBS AG began to designate cross-currency swaps as Fair value hedges of foreign exchange risk related to debt instruments and utilized the cost of hedging approach introduced by IFRS 9.

›Refer to Note 1a item 2j for more information about UBS AG’s hedge accounting policies under IFRS 9 and Note 25 for more information about Fair value hedges of foreign exchange risk related to debt instruments

Other changes to accounting policies

Other changes to financial reporting

Modification of deferred compensation awards

During 2020, UBS AG modified the terms of certain outstanding deferred compensation awards granted for performance years 2015 through 2019 by removing the requirement to provide future service for qualifying employees. These awards remain subject to forfeiture if certain non-vesting conditions are not satisfied. As a result, UBS AG recognized an expense of USD 342 million in the third quarter of 2020, of which USD 303 million was recorded within Variable compensation – performance awards, USD 23 million within Social security and USD 16 million within Other personnel expenses, with a corresponding increase of USD 342 million in liabilities. The full year effect was an expense of approximately USD 270 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 10 million within Other personnel expenses, with an increase of approximately USD 270 million in liabilities.

Outstanding deferred compensation awards granted to Group Executive Board members, those granted under the Long-Term Incentive Plan, as well as those granted to financial advisors in the US, were not affected by these changes.

Restatement of compensation-related liabilities

During 2020, UBS AG restated its balance sheet and statement of changes in equity as of 1 January 2018 to correct a USD 43 million liability understatement in connection with a legacy Global Wealth Management deferred compensation plan, with the effects presented in the table below. The restatement resulted from a correction of an actuarial calculation associated with compensation-related liabilities. The effects of the understatement were not material to prior-year financial statements; however, such effects would have been material to the quarterly reporting period in which the understatement was identified and therefore prior years were restated. The restatement had no effect on Net profit / (loss) for the current period or for any comparative periods.

	31.12.19			31.12.18			1.1.18
USD million	As reported	Effect	Restated	As reported	Effect	Restated	As reported	Effect	Restated

Balance sheet assets
Deferred tax assets	9,513	11	9,524	10,066	11	10,077	10,121	11	10,132
Total assets	971,916	11	971,927	958,055	11	958,066	939,528	11	939,539

Balance sheet liabilities
Other non-financial liabilities	6,168	43	6,211	6,275	43	6,318	6,499	43	6,542
of which: Compensation-related liabilities	4,296	43	4,339	4,645	43	4,688	5,036	43	5,079
of which: financial advisor compensation plans	1,459	43	1,502	1,454	43	1,497	Not disclosed
Total liabilities	917,988	43	918,031	905,624	43	905,667	888,100	43	888,143

Equity
Retained earnings	23,451	(32)	23,419	23,317	(32)	23,285	21,646	(32)	21,614
Equity attributable to shareholders	53,754	(32)	53,722	52,256	(32)	52,224	51,370	(32)	51,338
Total equity	53,928	(32)	53,896	52,432	(32)	52,400	51,429	(32)	51,397
Total liabilities and equity	971,916	11	971,927	958,055	11	958,066	939,528	11	939,539

Segment reporting

Effective from 1 January 2020, UBS AG no longer discloses a detailed cost breakdown by financial statement line item within its segment reporting disclosures provided in Note 2. The modified approach of presenting operating expenses for each division aligns the reporting with the way that UBS AG manages its cost base. This change has no effect on the income statement, or on the net profit of any business division.

Presentation of interest income and expense from financial instruments measured at fair value through profit or loss

Effective from 1 January 2020, UBS AG presents interest income and interest expense from financial instruments measured at fair value through profit or loss on a net basis, in line with how UBS AG assesses and reports interest and in accordance with IFRS. This presentation change has no effect on Net interest income or on Net profit / (loss) attributable to shareholders. Prior periods have been aligned with this change in presentation. Further information about net interest income from financial instruments measured at fair value through profit or loss is provided in Note 3.

IFRSs and interpretations to be adopted and other adjustments

c) International Financial Reporting Standards and Interpretations to be adopted in 2021 and later and other changes

Amendments to IAS 39, IFRS 9 and IFRS 7 (Interest Rate Benchmark Reform – Phase 2)

In August 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 addressing a number of issues in financial reporting areas that arise when IBOR rates are reformed or replaced.

The amendments provide a practical expedient which permits certain changes in the contractual cash flows of debt instruments attributable to the replacement of IBOR rates with alternative risk-free interest rates (RFRs) to be accounted for prospectively by updating the instrument’s EIR.

In terms of hedge accounting, the amendments provide relief from discontinuing hedge relationships because of changes resulting from the replacement of IBOR rates and temporary relief from having to ensure that the designated RFR risk component is separately identifiable. Additionally, the amendments do not require remeasurement or immediate release to the income statement of the accumulated amounts resulting from IBOR hedges upon the change to RFRs.

Furthermore, the amendments introduce additional disclosure requirements covering any new risks arising from the reforms and how the transition to alternative benchmark rates is managed.

UBS AG will adopt these amendments on 1 January 2021 and does not expect a material effect on its financial statements.

›Refer to Note 25 for more information

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts, which sets out the accounting requirements for contractual rights and obligations that arise from insurance contracts issued and reinsurance contracts held. IFRS 17 is effective from 1 January 2023. UBS AG is assessing the standard, but does not expect it to have a material effect on its financial statements.

Amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors to help improve accounting policy disclosures and distinguish changes in accounting estimates from changes in accounting policies. These amendments are effective from 1 January 2023, with early application permitted. UBS AG is currently assessing the effect on its financial statements.

Annual Improvements to IFRS Standards 2018–2020 Cycle and narrow-scope amendments to IFRS 3, Business Combinations, and IAS 37, Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued several narrow-scope amendments to a number of standards as well as Annual Improvements to IFRS Standards 2018–2020 Cycle. These minor amendments are effective from 1 January 2022. UBS AG is currently assessing the effect on its financial statements.